Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Effective income tax rate	32.30%	20.00%	19.20%	18.50%	(1.80%)
U.S. federal income tax at statutory rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%
Tax deconsolidation and separation costs			$ (104,000,000)	$ 0	$ 0
Reclassifications from accumulated other comprehensive income			84,000,000	108,000,000	100,000,000
Noncontrolling interest			(67,000,000)	(197,000,000)	(47,000,000)
Dividends received deduction			36,000,000	37,000,000	39,000,000
Uncertain tax positions			2,000,000	(69,000,000)	17,000,000
Federal operating loss carryforward			459,000,000
State and local income taxes			24,000,000	105,000,000	(4,000,000)
Valuation allowance			157,000,000	26,000,000	(4,000,000)
Deferred tax asset valuation allowance recognized	$ 16,000,000		(24,000,000)
Valuation allowance related to certain tax attribute carryforward	$ 167,000,000		151,000,000
Unrecognized tax benefits, excluding interest and penalties			20,000,000	18,000,000	917,000,000	$ 1,173,000,000
Unrecognized tax benefits, period decrease				846,000,000
Unrecognized tax benefits that would not impact effective tax rate					10,000,000
Unrecognized tax benefits that would impact effective tax rate			20,000,000	18,000,000	907,000,000
Accrued liabilities			0	0	52,000,000
Unrecognized tax benefits, interest net of the federal (benefit) expense and penalties			0	(26,000,000)	$ 2,000,000
Deferred Tax Assets, Valuation Allowance			$ 1,752,000,000	169,000,000
Corebridge
Valuation Allowance [Line Items]
Unrecognized tax benefits, period decrease				26,000,000
Corebridge Financial Inc
Valuation Allowance [Line Items]
Noncontrolling interest ownership percentage	77.30%		77.70%
Corebridge Financial Inc | Maximum
Valuation Allowance [Line Items]
Noncontrolling interest ownership percentage			80.00%
Corebridge | Maximum | AIG
Valuation Allowance [Line Items]
Noncontrolling interest ownership percentage			80.00%
Initial Public Offering
Valuation Allowance [Line Items]
Deferred tax asset valuation allowance recognized			$ 133,000,000
U.S.. Life Insurance Companies
Valuation Allowance [Line Items]
Deferred tax asset valuation allowance recognized	$ (132,000,000)		1,400,000,000
Deferred Tax Assets, Valuation Allowance	$ 1,300,000,000
Tax Credit Carryforward
Valuation Allowance [Line Items]
Valuation allowance				$ 18,000,000
Tax Deconsolidation
Valuation Allowance [Line Items]
Valuation allowance			$ 157,000,000